CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Cash Acquired from Acquisition	$ 22,876,868	$ 102,988	$ 0
Payments of Debt Issuance Costs		$ 5,277,058